Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure
Raw materials	$ 872	$ 872	$ 1,020	$ 832
Sub-assemblies	1,219	1,219	1,379	864
Finished goods	1,155	1,155	1,342	1,915
Total inventory	3,246	3,246	3,741	3,611
Prepaid expenses and other current assets:
Prepaid insurance	149	149	110	78
Professional services	45	45
Patents	7	7	13
Prepaid advertising and marketing	35	35	41	3
Taxes	15	15	47
Other current assets	55	55	126	84
Total prepaid expenses and other current assets	306	306	337	165
Accrued and other liabilities:
Payroll and benefits	636	636	701	1,829
Accrued legal settlements			200	1,775
Customer deposits	723	723	639	510
Taxes	58	58	61	119
Accrued professional	431	431	155	316
Other liabilities	47	47	58	491
Total accrued and other liabilities	1,895	1,895	$ 1,814	$ 5,040
Gain on extinguishment of debt	429	$ 429
Accounts payable
Accrued and other liabilities:
Write-off of the payables	$ 429